Tax - Tax losses (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Unused tax losses
Deferred tax asset	£ 2,178	£ 1,195
Total losses carried forward
Unused tax losses
Deferred tax asset	952	899
Total losses carried forward | UK
Unused tax losses
Deferred tax asset	900	840
Total losses carried forward | UK | NatWest Markets Plc
Unused tax losses
Deferred tax asset	3	56
Total losses carried forward | UK | National Westminster Bank Plc
Unused tax losses
Deferred tax asset	445	608
Total losses carried forward | UK | RBS plc
Unused tax losses
Deferred tax asset	452	176
Total losses carried forward | Ireland | UBIDAC
Unused tax losses
Deferred tax asset	6	11
Total losses carried forward | Ireland | NWM N.V.
Unused tax losses
Deferred tax asset	£ 46	£ 48